Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of key management personnel compensation

	June 30,	June 30,
	2026	2025
	£ 000	£ 000
Salaries and other short term employee benefits	849	712
Payments to defined contribution pension schemes	16	10
Share-based payment (credit)/charge	(575)	2,266
	290	2,988